Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Trading assets and liabilities
end of	2Q15	1Q15	4Q14	2Q14
Trading assets (CHF million)
Debt securities	83,371	91,263	94,391	105,038
Equity securities	80,326	93,383	94,294	88,159
Derivative instruments [1]	29,995	36,833	38,012	30,957
Other	11,996	14,085	14,434	11,273
Trading assets	205,688	235,564	241,131	235,427
Trading liabilities (CHF million)
Short positions	32,846	33,133	35,784	40,617
Derivative instruments [1]	26,544	36,624	36,871	34,512
Trading liabilities	59,390	69,757	72,655	75,129
1 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q15	1Q15	4Q14	2Q14
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,472	41,223	33,404	25,122
Cash collateral received	22,991	32,292	28,147	20,058
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,514	11,399	10,905	8,097
Cash collateral received	15,387	15,887	17,043	12,844
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.